Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Stockholders' Equity

NOTE 9 – STOCKHOLDERS’ EQUITY

PREFERRED STOCK

Series A

As of March 31, 2019, there were 1,000,000 Series A preferred shares designated and 0 Series A preferred shares outstanding. The board of directors of the Company (the “Board”) had previously set the voting rights for the preferred stock at 1 share of preferred to 250 common shares.

Series B

As of March 31, 2019, there was 1 preferred share designated and 0 preferred shares outstanding.

Series C

As of March 31, 2019, there were 15,000,000 Series C preferred share authorized and 4,828,530 Series C preferred share outstanding. It has preferential rights above common shares and the Series B preferred shares and is entitled to receive a quarterly dividend at a rate of $0.06 per share per annum. As part of a debt settlement agreement effective December 30, 2017, 1,685,000 shares were issued with the quarterly dividend at a rate of $0.06 per share per annum were waived for a period of 24 months, with no dividends being accrued or paid. Each Series C preferred share outstanding is convertible into one (1) share of common stock of Quest Solution, Inc.

COMMON STOCK

On January 10, 2019, the Company issued an aggregate of 623 shares of common stock to four individuals as part of the Company’s Employee Stock Purchase Program for proceeds of $324.

On February 19, 2019, the Company issued an aggregate of 457 shares of common stock to certain individuals as part of the Company’s Employee Stock Purchase Program for proceeds of $233.

On March 31, 2019, the Company issued an aggregate of 707 shares of common stock to certain individuals as part of the Company’s Employee Stock Purchase Program for proceeds of $252.

As of March 31, 2019, the Company had 71,426,401 common shares outstanding.

Warrants and Stock Options

On March 8, 2018, the Company adopted the Plan as an incentive, to retain in the employ of and as directors, officers, consultants, advisors and employees to the Company. On October 31, 2018, the Board amended the Plan to increase the amount of shares authorized for issuance thereunder from ten million (10,000,000) to sixteen million (16,000,000) shares of the Corporation’s common stock, par value $0.001 (the “Shares”). On January 23, 2019, the Company’s shareholders adopted and ratified the Plan.

Warrants - The following table summarizes information about warrants granted during the three month periods ended March 31, 2019 and 2018:

	March 31, 2019		March 31, 2018
	Number of warrants	Weighted Average Exercise Price	Number of warrants	Weighted Average Exercise Price

Balance, beginning of period	5,500,000	$0.23	5,905,000	$0.21

Warrants granted	-	-	-	-
Warrants expired	-	-	(300,000)	1.00
Warrants cancelled, forfeited	-	-	-	-
Warrants exercised	-	-	-	-

Balance, end of period	5,500,000	$0.23	5,605,000	$0.21

Exercisable warrants	5,500,000	$0.23	4,885,000	$0.23

Outstanding warrants as of March 31, 2019 are as follows:

Range of Exercise Prices	Weighted Average residual life span (in years)	Outstanding Warrants	Weighted Average Exercise Price	Exercisable Warrants	Weighted Average Exercise Price

$0.11	2.34	1,500,000	$0.11	1,500,000	$0.11
$0.20	1.92	3,000,000	0.20	3,000,000	0.20
$0.28	1.25	200,000	$0.28	200,000	$0.28
$0.50	2.50	500,000	0.50	500,000	0.50
$0.60	1.51	300,000	$0.60	300,000	$0.60

$0.11 to 0.60	1.92	5,500,000	$0.23	5,500,000	$0.25

Warrants outstanding at March 31, 2019 and 2018 have the following expiry date and exercise prices:

Expiry Date	Exercise Prices	March 31, 2019	March 31, 2018

October 10, 2020	$0.60	300,000	-
December 30, 2020	$0.20	3,000,000	3,000,000
June 26, 2020	$0.28	200,000	-
August 2, 2021	$0.11	1,500,000	1,500,000
October 10, 2021	$0.50	500,000	-

		5,500,000	4,500,000

2014 Stock Option Plan

On November 17, 2014, the Board adopted a stock option plan (the “2014 Plan”) whereby the Board may grant to directors, officers, employees, or consultants of the Company options to acquire common shares. The Board has the authority to determine the terms, limits, restrictions and conditions of the grant of options, to interpret the plan and make all decisions relating thereto. The 2014 Plan was adopted in order to provide an inducement and serve as a long term incentive program. The maximum number of common shares that may be reserved for issuance was set at ten million (10,000,000).

The option exercise price is established by the Board and may not be lower than the market price of the common shares at the time of grant. The options may be exercised during the option period determined by the Board, which may vary, but will not exceed ten years from the date of the grant. There are 10,000,000 of the Company’s common shares which may be issued pursuant to the exercise of share options granted under the 2014 Plan. As at March 31, 2019, the Company had issued options, allowing for the subscription of 20,121,000 shares of its common stock.

Stock Options - The following table summarizes information about stock options granted during the three months ended March 31, 2019 and 2018:

	March 31, 2019		March 31, 2018
	Number of stock options	Weighted Average Exercise Price	Number of stock options	Weighted Average Exercise Price

Balance, beginning of period	20,121,000	$0.24	9,625,000	$0.21

Stock options granted	-	-	6,800,000	0.12
Stock options expired	-	-	72,000	0.37
Stock options cancelled, forfeited	-	-	-	-
Stock options exercised	-	-	-	-

Balance, end of period	20,121,000	$0.24	16,353,000	$0.17

Exercisable stock options	15,841,000	$0.24	10,167,666	$0.20

For the three months ended March 31, 2019, the Company granted a total of 0 stock options.

Outstanding stock options as of March 31, 2019 are as follows:

Range of Exercise Prices	Weighted Average residual life span (in years)	Outstanding Stock Options	Weighted Average Exercise Price	Exercisable Stock Options	Weighted Average Exercise Price

$0.075 to 0.09	2.88	2,281,000	$0.09	2,281,000	$0.08
$0.11	2.34	3,500,000	$0.11	3,500,000	$0.11
$0.12	3.93	6,800,000	$0.12	5,950,000	$0.12
$0.22	4.59	2,165,000	$0.22	541,250	$0.22
$0.27	4.67	2,875,000	$0.27	1,068,750	$0.27
$0.50	5.64	2,500,000	$0.50	2,500,000	$0.50

$0.075 to 0.50	3.36	20,121,000	$0.24	15,841,000	$0.24

Stock options outstanding at March 31, 2019, and 2018 have the following expiration date and exercise prices:

Expiration Date	Exercise Prices	March 31, 2019	March 31, 2018
August 2, 2021	$0.11	3,500,000	3,500,000
February 17, 2022	$0.075	760,333	760,333
February 17, 2022	$0.09	1,520,667	1,520,667
March 5, 2023	$0.12	6,800,000	6,800,000
October 31, 2023	$0.22	2,165,000	-
November 30, 2023	$0.27	2,875,000	-
November 20, 2024	$0.25	2,500,000	-

		20,121,000	12,581,000

Stock compensation expense is $322,954 for the three months ended March 31, 2019 and $685,156 for the three months ended March 31, 2018.

NOTE 15 – STOCKHOLDERS’ DEFICIT

PREFERRED STOCK

Series A

As of December 31, 2018 and 2017, there were 1,000,000 Series A preferred shares designated and 0 Series A preferred shares outstanding. The board of directors had previously set the voting rights for the preferred stock at 1 share of preferred to 250 common shares.

Series B

As of December 31, 2018 and 2017, there was 1 preferred share designated and 0 preferred shares outstanding.

Series C

As of December 31, 2018 and 2017, there was 15,000,000 Series C Preferred Shares authorized with 4,828,530 issued and outstanding. The series C preferred shares have preferential rights above common shares and the Series B Preferred Shares and is entitled to receive a quarterly dividend at a rate of $0.06 per share per annum and have a liquidation preference of $1 per share. As part of several debt settlement agreements effective December 30, 2017, 1,685,000 shares of Series C Preferred Stock were issued, with the caveat that the shares will not pay and will not accrue dividends for a 24-month period or any time prior to March 1, 2020. Each Series C preferred share outstanding is convertible into one (1) share of the Company’s common stock. As of December 31, 2018 and 2017, the accrued dividends on the Series C Preferred Stock was $ 478,299 and $289,687, respectively.

The Series C Preferred Stock has a liquidation value and conversion price of $1.00 per share and automatically converts into Common Stock at $1.00 per share in the event that the Company’s common stock has a closing price of $1.50 per share for 20 consecutive trading days.

COMMON STOCK

In March 2018 and pursuant to the Company’s 2018 Equity Incentive Plan, the Company granted 1,000,000 shares of the Company’s common stock valued at $119,000 to the Company’s Chief Executive Officer Shai Lustgarten. The shares were valued at the fair market value of the Company’s common stock on the date of issuance.

During 2018, the Company issued 79,920 shares of the Company’s common stock, valued at $11,212, to employees of the Company as part of the Company’s 2018 Equity Incentive Plan. The shares were valued as of the date of grant at the fair value of the Company’s common stock.

During 2018, the Company issued 2,820,448   shares of the Company’s common stock for services rendered by independent third parties, the Company’s former CFO, and related party noteholders. The shares were valued at $394,965 using the fair market value of the shares on the date of issuance.

During 2018, the Company issued 8,600,000 shares of the Company’s common stock at a fair value of $2,666,213 for the conversion of principal and accrued interest of $1,199,000 and $247,363, respectively, or $1,446,363. The difference of $1,219,850 was record as interest expense in the consolidated statement of operations. The shares were valued using   the fair value of the Company’s common stock as of the date of issuance.

On June 26, 2018, the Company issued 150,000 shares of common stock to Maren Life Reinsurance LTD as part of a debt settlement agreement.

In October 2018, and as partial consideration of the acquisition of HTS, the Company issued 22,452,954 shares of the Company’s common stock to the previous owners of HTS. These shares were valued at $5,298,897. See Note 4 – Acquisitions for further details.

In April 2017, the Company issued 640,000 shares to the Chief Executive Officer as a signing bonus under his Employment Agreement. The shares were valued at $48,000. In addition, the Company issued 70,000 shares to the Chief Financial Officer as additional fees pursuant to his Contractor Agreement. The shares were valued at $8,400.

On June 30, 2017, the Company issued 87,500 shares to board members in relation to the vesting schedule agreed to during 4th quarter 2015, which is based on an annual grant 100,000 restricted shares every October and vesting over 8 quarters per independent board member as compensation.

On August 2, 2017, the Company authorized the issuance 600,000 shares of common stock as part of a consulting agreement with Carlos Jaime Nissenson. The shares were valued at $66,000.

On December 30, 2017 the Company issued 600,000 shares of common stock valued at $59,400 as part of a debt reduction agreement with two parties.

In January 2016, the Company entered into a Stock Redemption Agreement whereby the Company would repurchase 507,079 shares of common stock for $230,490 on an installment basis which was recorded as a note on the transaction date carrying interest at 9%. As at December 31, 2019, the Company had not completed the redemption of 507,079 shares of common stock and the remaining balance of the note and accrued interest was $241,159. In March 2019, the Company made its last payment under the Stock Redemption Agreement and the 507,079 shares were cancelled.

Warrants and Stock Options

During 2018, the Company issued options to purchase 11,920,000 shares valued at $1,637,520. Also, during 2018, the Company issued warrants to purchase 1,000,000 shares valued at $180,498. These options and warrants were valued at the grant date using the Black-Scholes valuation methodology. The Company determines the assumptions used in the valuation of warrants and option awards as of the date of grant. Differences in the expected stock price volatility, expected term or risk-free interest rate may necessitate distinct valuation assumptions at those grant dates. As such, the Company may use different assumptions for options and warrants granted throughout the year. The valuation assumptions used to determine the fair value of each option/warrants award on the date of grant were: expected stock price volatility 150.0% - 157.0%; expected term in years 0-2; and risk-free interest rate 1.82% - 2.98%.

The following table summarizes information about warrants granted during the years ended December 31,:

	2018		2017
	Number of warrants	Weighted Average Exercise Price	Number of warrants	Weighted Average Exercise Price

Balance, beginning of year	5,905,000	0.25	1,405,000	0.52

Warrants granted	1,000,000	0.49	4,500,000	0.17
Warrants expired	1,405,000	0.52	-	-
Warrants cancelled, forfeited	-	-	-	-
Warrants exercised	-	-	-	-

Balance, end of year	5,500,000	0.23	5,905,000	0.25

Exercisable warrants	5,500,000	0.23	4,780,000	0.29

Outstanding warrants as of December 31, 2018 are as follows:

Range of Exercise Prices	Weighted Average residual life span (in years)	Outstanding Warrants	Weighted Average Exercise Price	Exercisable Warrants	Weighted Average Exercise Price

0.11	2.59	1,500,000	0.11	1,500,000	0.11
0.20	2.0	3,000,000	0.20	3,000,000	0.20
0.28	1.49	200,000	0.28	900,000	0.25
0.60	1.78	300,000	0.60	-	-
0.50	2.78	500,000	0.50	505,000	1.00

0.11 to 0.60	2.10	5,500,000	0.23	5,905,000	0.25

Warrants outstanding have the following expiry date and exercise prices as of the year ended December 31,:

Expiry Date	Exercise Prices	2018	2017

March 22, 2018	1.00	-	300,000
April 1, 2018	0.25	-	900,000
April 30, 2018	1.00	-	5,000
July 10, 2018	1.00	-	200,000
December 30, 2020	0.20	3,000,000	3,000,000
August 2, 2021	0.11	1,500,000	1,500,000
June 6, 2020	0.28	200,000	-
October 10, 2020	0.60	300,000	-
October 10, 2021	0.50	500,000	-

		5,500,000	5,905,000

Share Purchase Option Plan

The Company has a stock option plan whereby the Board of Directors, may grant to directors, officers, employees, or consultants of the Company options to acquire common shares. The Board of Directors of the Company has the authority to determine the terms, limits, restrictions and conditions of the grant of options, to interpret the plan and make all decisions relating thereto. The plan was adopted by the Company’s Board of Directors on November 17, 2014 in order to provide an inducement and serve as a long term incentive program. The maximum number of common shares that may be reserved for issuance was set at 10,000,000.

The option exercise price is established by the Board of Directors and may not be lower than the market price of the common shares at the time of grant. The options may be exercised during the option period determined by the Board of Directors, which may vary, but will not exceed ten years from the date of the grant. There are 10,000,000 of the Company’s common shares which may be issued pursuant to the exercise of share options granted under the Plan. As at December 31, 2017, the Company had issued options, allowing for the subscription of 9,625,000 common shares of its share capital.

Stock Options - The following table summarizes information about stock options granted during the years ended December 31, 2018 and 2017:

	2018		2017
	Number of stock options	Weighted Average Exercise Price	Number of stock options	Weighted Average Exercise Price

Balance, beginning of year	9,625,000	0.21	2,644,000	0.50

Stock options granted	11,840,000	0.17	6,981,000	0.10
Stock options expired	(36,000)	-	-	-
Stock options cancelled, forfeited	(1,308,000)	-	-	-
Stock options exercised	-	-	-	-

Balance, end of year	20,121,000	0.19	9,625,000	0.21

Exercisable stock options	15,841,000	0.19	6,010,583	0.25

During 2018, the Company canceled a total of 1,308,000 stock options

Outstanding stock options as of December 31, 2018 are as follows:

Range of Exercise Prices	Weighted Average residual life span (in years)	Outstanding Stock Options	Weighted Average Exercise Price	Exercisable Stock Options	Weighted Average Exercise Price

0.075 to 0.09	3.13	2,281,000	0.09	2,981,000	0.08
0.11	2.59	3,500,000	0.11	3,500,000	0.11
-	-	-	-	500,000	0.145
-	-	-	-	144,000	0.36
0.50	5.89	2,500,000	0.50	2,500,000	0.50
0.12	4.18	6,800,000	0.12	-	-
0.22	4.84	2,165,000	0.22	-	-
0.27	4.92	2,875,000	0.27	2,500,000	0.50

0.075 to 0.50	4.17	20,121,000	0.19	12,125,000	0.21

Stock options outstanding at the end of the year have the following expiry date and exercise prices:

Expiry Date	Exercise Prices	December 31, 2018	December 31, 2017

February 26, 2018	0.37	-	72,000
April 27, 2018	0.38	-	36,000
July 9, 2018	0.33	-	36,000
August 2, 2021	0.11	3,500,000	3,500,000
February 17, 2022	0.09	2,281,000	2,281,000
March 30, 2022	0.09	-	700,000
March 05, 2023	0.12	6,800,000	-
October 31, 2023	0.22	2,165,000	-
November 30, 2023	0.27	2,875,000	-
November 20, 2024	0.50	2,500,000	2,500,000
October 2, 2027	0.145	-	500,000

	0.19	20,121,000	9,625,000

The Company recorded stock compensation expense relating to the vesting of stock options and warrants as follows for the years ended December 31, 2018 and 2017;

	2018	2017

Stock compensation	569,379	64,581
Stock Option vesting	1,818,018	686,164
Total	$2,387,397	$750,745